RISK MANAGEMENT - Risk management - Regulatory (Details) - Measure Trading Risk Method - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Banco de Bogota S.A.
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value	$ 318,203	$ 639,228
Basis points of regulatory capital (as a percent)	0.52%	1.11%
Banco de Occidente S.A.
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value	$ 381,972	$ 218,355
Basis points of regulatory capital (as a percent)	1.13%	0.67%
Banco AV Villas S.A.
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value	$ 22,567	$ 47,004
Basis points of regulatory capital (as a percent)	0.26%	0.55%
Banco Popular S.A.
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value	$ 291,145	$ 336,718
Basis points of regulatory capital (as a percent)	1.52%	1.85%
Corficolombiana S.A.
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value	$ 320,096	$ 240,068
Basis points of regulatory capital (as a percent)	6.74%	5.19%
Porvenir S.A.
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value	$ 3,832	$ 10,927
Basis points of regulatory capital (as a percent)	0.57%	0.92%
Aval Casa de Bolsa S.A
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value	$ 6,790	$ 3,598
Basis points of regulatory capital (as a percent)	0.58%	0.48%
Aval Fiduciaria S.A
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value	$ 717	$ 865
Basis points of regulatory capital (as a percent)	0.85%	1.44%